Other Non-current Assets (Details) - USD ($) $ in Thousands	1 Months Ended
	May 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Components of other non-current assets:
Pre-operational assets		$ 46,780	$ 8,782
Operating lease, right-of-use asset, statement of financial position [extensible enumeration]		Other non-current assets	Other non-current assets
Operating lease, ROU asset		$ 6,198	$ 6,771
Other		7,522	5,855
Other non-current assets		63,051	160,231
Jett Texas
Components of other non-current assets:
Investment owned, cost		5,000
FLNG Hilli Project
Components of other non-current assets:
Other assets, capitalized engineering costs, noncurrent		38,500	0
FLNG deployment project, term	20 years
F2X Project
Components of other non-current assets:
Other assets, capitalized engineering costs, noncurrent		8,300	8,800
Interest rate swap
Components of other non-current assets:
Derivative instrument		2,551	32,995
Oil
Components of other non-current assets:
Derivative instrument		0	58,676
Gas
Components of other non-current assets:
Derivative instrument		$ 0	$ 47,152